Long-Term Debt (Narrative) (Details)	1 Months Ended	12 Months Ended		60 Months Ended
	May 31, 2020 USD ($)	Dec. 31, 2020 USD ($) item $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) item $ / shares	Mar. 31, 2020 USD ($)
Debt Instrument [Line Items]
Change in fair value of contingent payment obligations		$ (8,367,000)	$ (1,094,000)
Fair value of note payable		900,000		$ 900,000
Brickell [Member]
Debt Instrument [Line Items]
Debt Instrument, Estimated Minimum Return		42,000,000	39,000,000
Secured Debt [Member] | Brickell [Member]
Debt Instrument [Line Items]
Repayments of Debt				3,300,000
Proceeds from debt		$ 0	$ 0	$ 18,000,000
Convertible Debt [Member]
Debt Instrument [Line Items]
Interest rate		8.00%		8.00%
Shares issued | shares		710,000	1,600,000
Note Payable To A Related Party [Member] | Unsecured Debt [Member] | Sterne, Kessler, Goldstein & Fox, PLLC [Member]
Debt Instrument [Line Items]
Debt		$ 800,000		$ 800,000
Interest expense		$ 30,000	$ 40,000
Note Payable To A Related Party [Member] | Secured Debt [Member] | Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C. [Member]
Debt Instrument [Line Items]
Interest rate		12.00%		12.00%
Repayments of Debt		$ 1,200,000
Transfer of capital stock		50.00%
Accrued interest		$ 30,000		$ 30,000
Notes payable		$ 3,100,000		$ 3,100,000
Promissory Notes [Member] | Unsecured Debt [Member] | Sterne, Kessler, Goldstein & Fox, PLLC [Member]
Debt Instrument [Line Items]
Interest rate		4.00%		4.00%
Debt payment per month		$ 10,000
Final balloon payment		$ 680,000		$ 680,000
Maturity date		Apr. 30, 2022
Promissory Notes [Member] | Convertible Debt [Member]
Debt Instrument [Line Items]
Proceeds from debt		$ 450,000	2,440,000
Beneficial conversion feature		170,000	550,000
Interest expense		470,000	320,000
Amortization		170,000	120,000
Contractual interest		300,000	200,000
Outstanding principal converted		$ 150,000	$ 100,000
Shares issued | shares		750,000	250,000
Conversion price | $ / shares		$ 0.20	$ 0.40	$ 0.20
Aggregate common stock | item		23,600,000
Debt, term		5 years
Promissory Notes [Member] | Convertible Debt [Member] | Measurement Input, Prepayment Rate [Member] | Debt Instrument, Redemption, Period One [Member]
Debt Instrument [Line Items]
Measurement input | item		0.25		0.25
Promissory Notes [Member] | Convertible Debt [Member] | Measurement Input, Prepayment Rate [Member] | Debt Instrument, Redemption, Period Two [Member]
Debt Instrument [Line Items]
Measurement input | item		0.20		0.20
Promissory Notes [Member] | Convertible Debt [Member] | Measurement Input, Prepayment Rate [Member] | Debt Instrument, Redemption, Period Three [Member]
Debt Instrument [Line Items]
Measurement input | item		0.15		0.15
Promissory Notes [Member] | Convertible Debt [Member] | Measurement Input, Prepayment Rate [Member] | Debt Instrument, Redemption, Period Four [Member]
Debt Instrument [Line Items]
Measurement input | item		0.10		0.10
Promissory Notes [Member] | Convertible Debt [Member] | Measurement Input, Default Rate [Member]
Debt Instrument [Line Items]
Measurement input | item		0.12		0.12
Short Term Promissory Notes [Member]
Debt Instrument [Line Items]
Interest rate		20.00%		20.00%
Short Term Promissory Notes [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Repayments of Debt		$ 230,000
Accrued interest		40,000		$ 40,000
Interest expense		$ 10,000	$ 30,000
Shares issued | shares		1,740,426
Convertible Debt, July 18, 2019 [Member] | Convertible Debt [Member]
Debt Instrument [Line Items]
Interest rate		7.50%		7.50%
Contingent Payment Obligation [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Common stock issued		$ 3,800,000
Termination payment		2,700,000		$ 2,700,000	$ 5,000,000
Contingent Payment Obligation [Member] | Unsecured Debt [Member] | Termination Fee [Member]
Debt Instrument [Line Items]
Fair value of payment obligation		600,000	400,000	600,000
Measurement input		$ 600,000	$ 400,000	600,000
Paycheck Protection Program Loan [Member]
Debt Instrument [Line Items]
Interest rate	1.00%
Debt payment per month	$ 8,000
Maturity date		May 03, 2022
Proceeds from debt	$ 200,000
Contingent Payment Rights [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Common stock issued		$ 1,800,000
Proceeds from debt		900,000
Change in fair value of contingent payment obligations		400,000
Fair value of payment obligation		2,500,000		2,500,000
Measurement input		2,500,000		2,500,000
Contingent Payment Rights [Member] | Unsecured Debt [Member] | Measurement Input, Quotient [Member]
Debt Instrument [Line Items]
Fair value of payment obligation		10,000,000		10,000,000
Measurement input		10,000,000		10,000,000
Contingent Payment Rights [Member] | Unsecured Debt [Member] | Measurement Input, Investors Subscription [Member]
Debt Instrument [Line Items]
Fair value of payment obligation		10,000,000		10,000,000
Measurement input		10,000,000		10,000,000
Contingent Payment Rights [Member] | Unsecured Debt [Member] | Measurement Input, Investors Subscription, Aggregate [Member]
Debt Instrument [Line Items]
Fair value of payment obligation		4,700,000		4,700,000
Measurement input		$ 4,700,000		$ 4,700,000
Minimum [Member] | Brickell [Member]
Debt Instrument [Line Items]
Percentage of proceeds payment		55.00%
Maximum [Member] | Brickell [Member]
Debt Instrument [Line Items]
Percentage of proceeds payment		100.00%